UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      American National Bank and Trust Company
           -----------------------------------------------------
Address:   628 Main Street
           Danville, VA 24541
           -----------------------------------------------------

Form 13F File Number: 28-06978
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Danny K. Wrenn
        -------------------------
Title:  Senior Vice President and Senior Trust Officer
        -------------------------
Phone:  (434) 773-2245
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Danny K. Wrenn                    Danville, VA                    1/10/2008
------------------                    ------------                    ---------
   [Signature]                        [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          153
                                         -----------
Form 13F Information Table Value Total:     $191,280
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
TRANSOCEAN SEDCO NEW                            G90073100     3543   24751 SH       SOLE              13578  10842  331
TRANSOCEAN SEDCO NEW                            G90073100       42     292 SH       DEFINED             154    138    0
AT&T INC                                        00206R102      817   19647 SH       SOLE              14695   4952    0
AT&T INC                                        00206R102      142    3405 SH       DEFINED            1492   1913    0
ABBOTT LABORATORIES                             2824100        497    8850 SH       SOLE               2400   6450    0
ABBOTT LABORATORIES                             2824100         22     400 SH       DEFINED               0    400    0
ADOBE SYSTEM INC                                00724F101     2219   51950 SH       SOLE              27325  23925  700
ADOBE SYSTEM INC                                00724F101       17     400 SH       DEFINED               0    400    0
ALLIANCE ONE INTL INC                           18772103        42   10400 SH       SOLE                900   9500    0
ALTRIA GROUP INC                                02209S103     1118   14795 SH       SOLE              10360   4435    0
ALTRIA GROUP INC                                02209S103      611    8081 SH       DEFINED            3850   4231    0
AMERICA MOVIL S.A.B.                            02364W105     1576   25675 SH       SOLE              14200  11075  400
AMERICA MOVIL S.A.B.                            02364W105        9     150 SH       DEFINED               0    150    0
AMERICAN ELECTRIC POWER CO                      25537101       274    5892 SH       SOLE               4742   1150    0
AMERICAN NATIONAL BANKSHARES                    27745108      7044  352918 SH       SOLE             248048 104870    0
AMERICAN NATIONAL BANKSHARES                    27745108       381   19097 SH       DEFINED           17687   1410    0
APPLE INC                                       37833100      5482   27675 SH       SOLE              17475   9900  300
APPLE INC                                       37833100        35     175 SH       DEFINED              50    125    0
AUTODESK INC                                    52769106      3846   77300 SH       SOLE              40000  36450  850
AUTODESK INC                                    52769106        37     750 SH       DEFINED             300    450    0
BB&T CORP                                       54937107      1706   55644 SH       SOLE              47294   8350    0
BB&T CORP                                       54937107      1133   36950 SH       DEFINED             567  36383    0
BP PLC ADR                                      55622104      1239   16931 SH       SOLE              16011    920    0
BP PLC ADR                                      55622104        39     528 SH       DEFINED               0    528    0
BANK OF AMERICA CORP                            60505104      2342   56765 SH       SOLE              43717  13048    0
BANK OF AMERICA CORP                            60505104        25     618 SH       DEFINED             218    400    0
BLACKROCK INC.                                  09247X101      925    4265 SH       SOLE               2955   1210  100
BRISTOL-MYERS SQUIBB                            110122108     1132   42671 SH       SOLE              40996   1675    0
BROWN & BROWN                                   115236101     1530   65125 SH       SOLE              35800  28325 1000
BROWN & BROWN                                   115236101        5     200 SH       DEFINED             200      0    0
CABELAS                                         126804301     1251   83000 SH       SOLE              47175  34325 1500
CABELAS                                         126804301        5     350 SH       DEFINED             350      0    0
CALAMOS CONVERTIBLE                             128117108      185   12749 SH       SOLE              12749      0    0
OPPTUNIRITES & INC
CAPITAL ONE FINANCIAL CORP                      14040H105     2391   50596 SH       SOLE              26728  23368  500
CAPITAL ONE FINANCIAL CORP                      14040H105       71    1500 SH       DEFINED             100   1400    0
CHEVRON CORPORATION                             166764100     1514   16218 SH       SOLE              10547   5671    0
CHEVRON CORPORATION                             166764100       37     400 SH       DEFINED             400      0    0
CITIGROUP INC COM                               172967101      180    6101 SH       SOLE               3643   2458    0
CITIGROUP INC COM                               172967101       48    1634 SH       DEFINED               0   1634    0
COCA COLA CO                                    191216100     1867   30427 SH       SOLE              23977   6450    0
COLGATE PALMOLIVE COMPANY                       194162103      795   10204 SH       SOLE               6122   4082    0
CONOCOPHILLIPS COM                              20825C104     3602   40792 SH       SOLE              22608  17809  375
CONOCOPHILLIPS COM                              20825C104      180    2036 SH       DEFINED              50   1986    0
CORNING, INC                                    219350105     1123   46850 SH       SOLE              32700  12750 1400
CORNING, INC                                    219350105        6     250 SH       DEFINED             250      0    0
DENTSPLY INTERNATIONAL INC                      249030107     2397   53250 SH       SOLE              30600  21850  800
DENTSPLY INTERNATIONAL INC                      249030107       20     450 SH       DEFINED               0    450    0
DOMINION RES INC VA NEW                         25746U109      511   10766 SH       SOLE               7158   3608    0
DOMINION RES INC VA NEW                         25746U109       28     600 SH       DEFINED             400    200    0
DUKE ENERGY HOLDING CORP                        26441C105     2453  121678 SH       SOLE              77478  42500 1700
DUKE ENERGY HOLDING CORP                        26441C105       35    1760 SH       DEFINED             200   1560    0
EDISON INTERNATIONAL                            281020107      336    6300 SH       SOLE               5200   1100    0
EMERSON ELECTRIC CO                             291011104      365    6450 SH       SOLE               5650    800    0
EQUIFA  INC                                     294429105      460   12650 SH       SOLE               2000  10650    0
EXXON MOBIL CORP COM                            30231G102     8611   91910 SH       SOLE              58889  33021    0
EXXON MOBIL CORP COM                            30231G102      596    6362 SH       DEFINED            4762   1600    0
FLUOR CORP NEW                                  343412102     2350   16125 SH       SOLE               9075   6825  225
FLUOR CORP NEW                                  343412102        7      50 SH       DEFINED              50      0    0
FORTUNE BRANDS INC                              349631101      284    3928 SH       SOLE               1928   2000    0
GENENTECH INC                                   368710406     2192   32690 SH       SOLE              20740  11350  600
GENENTECH INC                                   368710406       17     250 SH       DEFINED             100    150    0
GENERAL ELECTRIC COMPANY                        369604103     8670  233940 SH       SOLE             151717  81623  600
GENERAL ELECTRIC COMPANY                        369604103      150    4055 SH       DEFINED            1100   2955    0
GENERAL MILLS INC                               370334104      388    6800 SH       SOLE               6800      0    0
GENTEX CORP                                     371901109     3031  170591 SH       SOLE             104266  64225 2100
GENTEX CORP                                     371901109       37    2100 SH       DEFINED            1050   1050    0
HEWLETT PACKARD CO                              428236103      507   10050 SH       SOLE               1000   9050    0
HONEYWELL INTL INC COM                          438516106      305    4951 SH       SOLE                825   4126    0
HOOKER FURNITURE CORP                           439038100     2166  107792 SH       SOLE             107792      0    0
INTERNATIONAL BUSINESS         MACHINES CORP    459200101      659    6095 SH       SOLE               3945   2150    0
INTERNATIONAL BUSINESS         MACHINES CORP    459200101       54     500 SH       DEFINED             500      0    0
ISHARES CHINA FUND                              464287184     1385    8125 SH       SOLE               5521   2604    0
ISHARES CHINA FUND                              464287184       14      85 SH       DEFINED              85      0    0
I SHARES TR S & P 500 INDE  FD                  464287200      414    2821 SH       SOLE               2441    380    0
INTERNATIONAL EQUITY FUND                       464287465     5858   74629 SH       SOLE              55926  18694    9
INTERNATIONAL EQUITY FUND                       464287465       23     297 SH       DEFINED             297      0    0
SMALL CAP BLENDED STYLE        EQUITY FUND      464287804     5253   80792 SH       SOLE              42567  36857 1368
SMALL CAP BLENDED STYLE        EQUITY FUND      464287804        3      39 SH       DEFINED              39      0    0
ETF ISHARES (INTERM GOVT BOND)                  464288612     8315   80840 SH       SOLE              60168  20672    0
ETF ISHARES (INTERM GOVT BOND)                  464288612      324    3150 SH       DEFINED            3150      0    0
JOHNSON & JOHNSON                               478160104     1566   23482 SH       SOLE               6982  16500    0
JOHNSON & JOHNSON                               478160104       77    1150 SH       DEFINED             550    600    0
KLA-TENCOR CORPORATION                          482480100     1292   26825 SH       SOLE              14575  11650  600
KLA-TENCOR CORPORATION                          482480100       14     300 SH       DEFINED               0    300    0
KIMBERLY CLARK CORPORATION                      494368103      205    2960 SH       SOLE               2960      0    0
KIMBERLY CLARK CORPORATION                      494368103       14     200 SH       DEFINED               0    200    0
KRAFT FOODS INC                                 50075N104      252    7708 SH       SOLE               6770    938    0
KRAFT FOODS INC                                 50075N104      205    6281 SH       DEFINED            3355   2926    0
LABORATORY CORP OF AMERICA                      50540R409     3539   46850 SH       SOLE              25300  20950  600
HLDGS
LABORATORY CORP OF AMERICA                      50540R409       23     300 SH       DEFINED               0    300    0
HLDGS
ELI LILLY & CO                                  532457108      347    6500 SH       SOLE               6500      0    0
LOWES COMPANY INC                               548661107     2406  106420 SH       SOLE              72382  32682 1356
LOWES COMPANY INC                               548661107       11     500 SH       DEFINED             200    300    0
MCDONALDS CORP                                  580135101      295    5000 SH       SOLE               4600    400    0
MCGRAW HILL COMPANIES Inc                       580645109     2358   53825 SH       SOLE              33575  19250 1000
MCGRAW HILL COMPANIES Inc                       580645109       28     650 SH       DEFINED             150    500    0
MERCK & CO INC                                  589331107     1533   26380 SH       SOLE              11055  15325    0
MERCK & CO INC                                  589331107      105    1815 SH       DEFINED             615   1200    0
MILLIPORE CORP                                  601073109     2717   37125 SH       SOLE              21225  15350  550
MILLIPORE CORP                                  601073109       33     450 SH       DEFINED             150    300    0
MONSANTO COMPANY                                61166W101     8092   72453 SH       SOLE              43528  28125  800
MONSANTO COMPANY                                61166W101      243    2176 SH       DEFINED            1626    550    0
NATIONAL OILWELL VARCO INC                      637071101     5555   75625 SH       SOLE              44175  30650  800
NATIONAL OILWELL VARCO INC                      637071101       37     500 SH       DEFINED               0    500    0
NORFOLK SOUTHERN CORP                           655844108      812   16109 SH       SOLE              14909   1200    0
NORFOLK SOUTHERN CORP                           655844108       30     600 SH       DEFINED             600      0    0
NUCOR                                           670346105     3042   51375 SH       SOLE              29700  20675 1000
NUCOR                                           670346105       21     350 SH       DEFINED             100    250    0
PAYCHEX INC COM                                 704326107     2232   61625 SH       SOLE              31320  29475  830
PAYCHEX INC COM                                 704326107       15     425 SH       DEFINED               0    425    0
PEPSICO INC                                     713448108     2921   38488 SH       SOLE              23115  15373    0
PEPSICO INC                                     713448108       94    1235 SH       DEFINED             435    800    0
PFIZER INC                                      717081103     1533   67465 SH       SOLE              52965  14500    0
PFIZER INC                                      717081103       59    2600 SH       DEFINED            2500    100    0
PHARMACEUTICAL PRODUCT         DEVELOPMENT      717124101     3941   97655 SH       SOLE              55830  40675 1150
PHARMACEUTICAL PRODUCT         DEVELOPMENT      717124101       29     725 SH       DEFINED               0    725    0
PRECISION CASTPARTS CORP                        740189105     5550   40014 SH       SOLE              22914  16600  500
PRECISION CASTPARTS CORP                        740189105       35     250 SH       DEFINED               0    250    0
T ROWE PRICE INC                                74144T108     1804   29625 SH       SOLE              16125  12700  800
T ROWE PRICE INC                                74144T108       18     300 SH       DEFINED               0    300    0
PROCTER & GAMBLE CO                             742718109     3838   52270 SH       SOLE              33563  18707    0
PROCTER & GAMBLE CO                             742718109      151    2050 SH       DEFINED             450   1600    0
LARGE CAP BLENDED STYLE        S&P 500 FUND     78462F103      501    3429 SH       SOLE               2955    450   24
SCHLUMBERGER LTD                                806857108      539    5481 SH       SOLE               5115    366    0
SOUTHERN COMPANY                                842587107      579   14950 SH       SOLE               8797   6153    0
SOUTHERN COMPANY                                842587107        2      40 SH       DEFINED              40      0    0
SPECTRA ENERGY CORP                             847560109      236    9157 SH       SOLE               9157      0    0
SPECTRA ENERGY CORP                             847560109        5     180 SH       DEFINED               0    180    0
STATE STREET BANK CORP                          857477103      365    4500 SH       SOLE                500   4000    0
SUNCOR ENERGY INC                               867229106     2372   21815 SH       SOLE              13040   8475  300
SUNCOR ENERGY INC                               867229106       33     300 SH       DEFINED              50    250    0
SUNTRUST BANKS, INC.                            867914103      214    3423 SH       SOLE                500   2923    0
SUNTRUST BANKS, INC.                            867914103     2243   35888 SH       DEFINED               0  35888    0
TEVA PHARMACEUTICAL IND                         881624209     4446   95675 SH       SOLE              58225  36350 1100
TEVA PHARMACEUTICAL IND                         881624209       65    1400 SH       DEFINED             400   1000    0
TRACTOR SUPPLY CO                               892356106     1341   37325 SH       SOLE              24725  12000  600
TRACTOR SUPPLY CO                               892356106        7     200 SH       DEFINED               0    200    0
UST INC                                         902911106      353    6450 SH       SOLE               5850    600    0
UNITED TECHNOLOGIES CORP                        913017109     3641   47571 SH       SOLE              25640  21331  600
UNITED TECHNOLOGIES CORP                        913017109       34     450 SH       DEFINED             100    350    0
VERIZON COMMUNICATIONS INC                      92343V104      428    9803 SH       SOLE               8289   1514    0
VERIZON COMMUNICATIONS INC                      92343V104       77    1758 SH       DEFINED            1298    460    0
VODAFONE GROUP PLC ADR                          92857W209      221    5933 SH       SOLE               5933      0    0
VODAFONE GROUP PLC ADR                          92857W209        3      87 SH       DEFINED               0     87    0
WACHOVIA CORP                                   929903102     2446   64334 SH       SOLE              52877  11457    0
WACHOVIA CORP                                   929903102      244    6430 SH       DEFINED             650   5780    0
WELLS FARGO & CO NEW                            949746101      416   13800 SH       SOLE               2400  11400    0
WHOLE FOOD MARKET INC                           966837106     1277   31300 SH       SOLE              17525  12775 1000
WHOLE FOOD MARKET INC                           966837106        6     150 SH       DEFINED             150      0    0
WYETH COM                                       983024100      685   15506 SH       SOLE               9106   6400    0
WYETH COM                                       983024100       35     800 SH       DEFINED             800      0    0
ZIMMER HLDGS INC                                98956P102     2072   31331 SH       SOLE              20423  10408  500
ZIMMER HLDGS INC                                98956P102       19     280 SH       DEFINED               0    280    0